UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER: 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.

================================================================================




                                  FMC STRATEGIC
                                   VALUE FUND

                                  ANNUAL REPORT
                                OCTOBER 31, 2004




ADVISED BY:
FIRST MANHATTAN CO.

================================================================================

MANAGER'S DISCUSSION OF FUND PERFORMANCE

Dear Shareholders:

The following table summarizes performance data for the FMC Strategic Value Fund (the "Fund") for the periods indicated:

                                    PERIODS ENDED OCTOBER 31, 2004
                                    ------------------------------
                                    Six Months       Twelve Months
                                    ----------       -------------
FMC Strategic Value Fund                6.99%          19.96%
Russell 2000 Value Index                8.16%          17.99%

We are pleased to report favorable returns for the fiscal year ended October 31, 2004. When considering that the S&P 500 Index gained 9.42% during the same twelve-month period, it is clear that the small/mid cap value sector of the market, where we concentrate, has remained attractive. At a time when results are positive, we want to emphasize again that our investment focus is long term, i.e., we consistently analyze the risk/reward potential of our holdings over the next three to five years. Furthermore, because our new purchases in many cases are companies experiencing problems (which we consider temporary), the short term can be very unpredictable.

During the past year, the Fund's appreciation was particularly affected by two factors -- (1) the strength in oil and gas prices led to above average gains in almost all of our related energy holdings, which is significant at about 20% of our portfolio, and (2) a broad based recovery in the industrial sector of the economy boosted holdings like FMC Corp, Gardner Denver, Manitowoc, Mueller Industries and Wabtec. On the other side, some of our consumer related holdings such as Blyth, Ethan Allen and Furniture Brands have been relatively lackluster over this past year.

We have been somewhat more active in realizing profits over this past year. As reported previously two of our holdings, Denison International and New England Business, were acquired for cash. We sold our holdings in Brascan, Corn Products, and Fluor Corp. as they achieved our estimate of intrinsic values and we reduced our positions in Actuant and Monaco Coach. Finally, we threw in the towel on Polyone and took a loss.

With respect to new acquisitions since our last letter, we purchased positions in Adesa, Inc. and DoubleClick, Inc. Adesa is the second largest factor in the vehicle redistribution industry, which involves the operation of used car auctions at sites throughout the United States. Until June 2004, Adesa was wholly-owned by Allete, a Minnesota-based utility. Around mid-year, Allete sold about 7% of Adesa in an IPO at $24 per share. (Subsequently the remaining shares were spun-off to Allete shareholders.) For reasons that are not clear to us, the initial investors were not impressed with the company's first earnings report as a public company and sold their shares, causing a 30% price decline. This price decline provided us with the opportunity to acquire our position for less than $17 per share, or 13 times estimated earnings for 2004. We think this is a very conservative valuation for an excellent business that has an attractive history of growth. Other characteristics include overall operating margins of over 20%, strong pricing flexibility, no inventory risk, and low capital spending requirements, factors which allow Adesa to generate significant free cash flow. The business also has low financial leverage and management is repurchasing shares with its excess cash.

DoubleClick was caught up in the dot com/internet craze during the late 1990s, which propelled the stock to a triple digit price that bore no relation to the company's under-lying fundamentals. The stock subsequently imploded, like so many others that were similarly situated. One difference with DoubleClick is that it has a core of businesses that are profitable and have solid cash flow, including a data management division where the company has compiled the largest proprietary database of consumer transactions, information that it sells to direct marketers such as the catalogue companies. A shortfall in some top line sales growth caused the stock to recede further into disfavor, such that we were able to acquire our position at a cost of $6 per share, only a slight premium of
1.3 times its book value of $4.70 per share. Further, since most of this book value, $3.50 per share, is represented by cash (net of total debt), we were able to buy the operating business for $2.50 per share, or about $340 million. This equates to about one times sales for businesses which in the aggregate have gross margins of 60% or better. By another metric, we paid about 15 times earnings for the operating businesses, but in light of the impact of start-up costs on new ventures, and other non-recurring type charges, we believe that the price at which we purchased the position was particularly attractive. Subsequent to our purchase, DoubleClick management announced that it was considering options to improve shareholder value, including a possible sale or spin-off of assets.

We appreciate your continued confidence.

Sincerely,


/s/ Edward I. Lefferman

Edward I. Lefferman
Portfolio Manager

                     COMPARISON OF CHANGE IN THE VALUE OF A
               $10,000 INVESTMENT IN THE FMC STRATEGIC VALUE FUND
                       VERSUS THE RUSSELL 2000 VALUE INDEX

                                 TOTAL RETURN(1)
                  -----------------------------------------------
                             Annualized   Annualized   Annualized
                  One Year     3 Year       5 Year     Inception
                   Return      Return       Return     to Date(2)
                  --------   ----------   ----------   ----------
                   19.96%      17.37%       18.57%       15.53%


[GRAPH OMITTED; PLOT POINTS FOLLOW:]

                FMC Strategic Value Fund        Russell 2000 Value Index (3)
8/31/98                $10,000                         $10,000
10/31/98                11,114                          10,879
10/31/99                11,143                          10,957
10/31/00                13,813                          12,853
10/31/01                16,149                          13,977
10/31/02                17,533                          13,624
10/31/03                21,767                          19,113
10/31/04                26,111                          22,551


(1)The data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, the Fund shares may be worth less than its original cost. The Fund's performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a fund's returns, do not include any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers have been in effect; if they had not been in effect, performance would have been lower.

(2)The FMC Strategic Value Fund commenced operations on August 17, 1998. The performance reflected in the graph begins at the end of the month operations commenced.

(3)The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

[PIE CHART OMITTED]

                            PORTFOLIO COMPOSITION(4)

U.S. Treasury Obligations        20.0%
Petroleum & Fuel Products        19.9%
Household Furniture & Fixtures    8.1%
Printing & Publishing             6.4%
Consumer Products                 5.9%
Transportation                    4.5%
Automotive                        4.4%
Machinery                         4.2%
Communications Equipment          3.9%
Chemicals                         3.7%
Banks                             2.4%
Office Equipment & Supplies       2.4%
Insurance                         2.0%
Mobile Homes                      2.0%
Marine Transportation             1.9%
Manufacturing                     1.6%
Food, Beverage & Tobacco          1.4%
Foreign Stock                     1.4%
Media                             1.3%
Paper & Paper Products            1.1%
Metals & Metal Fabricate          1.0%
Corporate Bonds                   0.5%

(4)Portfolio composition percentages are based upon the total investments of the Fund.

STATEMENT OF NET ASSETS                                 FMC STRATEGIC VALUE FUND

October 31, 2004

                                                      Value
                                            Shares    (000)
------------------------------------------------------------
COMMON STOCK (77.9%)
AUTOMOTIVE (4.4%)
   Adesa* ..............................   135,000   $ 2,720
   Monaco Coach ........................    55,000       976
                                                     -------
                                                       3,696
                                                     -------
BANKS (2.4%)
   North Fork Bancorporation ...........    45,000     1,985
                                                     -------
CHEMICALS (3.7%)
   FMC* ................................    20,000       877
   MacDermid ...........................    70,000     2,209
                                                     -------
                                                       3,086
                                                     -------
COMMUNICATIONS EQUIPMENT (3.9%)
   DoubleClick* ........................   300,000     1,908
   Polycom* ............................    65,000     1,342
                                                     -------
                                                       3,250
                                                     -------
CONSUMER PRODUCTS (5.9%)
   Blyth ...............................    80,000     2,406
   Tredegar ............................   150,000     2,512
                                                     -------
                                                       4,918
                                                     -------
FOOD, BEVERAGE & TOBACCO (1.4%)
   Agrium ..............................    70,000     1,161
                                                     -------
HOUSEHOLD FURNITURE & FIXTURES (8.1%)
   Dorel Industries, Cl B* .............    80,000     2,419
   Ethan Allen Interiors ...............    56,500     2,152
   Furniture Brands International ......   100,000     2,181
                                                     -------
                                                       6,752
                                                     -------
INSURANCE (1.9%)
   Commerce Group ......................    32,300     1,635
                                                     -------
MACHINERY (4.2%)
   AZZ* ................................   105,300     1,411
   Gardner Denver* .....................    21,000       630
   Manitowoc ...........................    30,100     1,062
   Tecumseh Products, Cl A .............    10,000       433
                                                     -------
                                                       3,536
                                                     -------
MANUFACTURING (1.6%)
   Actuant, Cl A* ......................    33,700     1,337
                                                     -------
MARINE TRANSPORTATION (1.9%)
   Alexander & Baldwin .................    25,000       916
   CP Ships ............................    55,000       690
                                                     -------
                                                       1,606
                                                     -------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                 FMC STRATEGIC VALUE FUND

October 31, 2004

                                                               Value
                                                    Shares     (000)
---------------------------------------------------------------------
MEDIA (1.3%)
   Liberty Media International, Cl A* ..........     4,978   $   180
   Liberty Media, Cl A* ........................    99,560       888
                                                             -------
                                                               1,068
                                                             -------
METALS & METAL FABRICATE (1.0%)
   Mueller Industries ..........................    30,000       800
                                                             -------
MOBILE HOMES (2.0%)
   Palm Harbor Homes* ..........................   110,000     1,649
                                                             -------
OFFICE EQUIPMENT & SUPPLIES (2.3%)
   United Stationers* ..........................    44,000     1,958
                                                             -------
PAPER & PAPER PRODUCTS (1.1%)
   Chesapeake ..................................    40,000       928
                                                             -------
PETROLEUM & FUEL PRODUCTS (19.9%)
   Cooper Cameron* .............................    14,000       677
   Core Laboratories* ..........................   110,000     2,728
   Encore Acquisition* .........................    80,000     2,612
   FMC Technologies* ...........................    27,515       832
   Range Resources .............................   215,000     3,375
   Rowan* ......................................    35,000       894
   Todco, Cl A* ................................   198,200     3,363
   Transocean* .................................    60,000     2,115
                                                             -------
                                                              16,596
                                                             -------
PRINTING & PUBLISHING (6.4%)
   Reader's Digest Association .................   190,000     2,675
   RR Donnelley & Sons .........................    85,000     2,673
                                                             -------
                                                               5,348
                                                             -------
TRANSPORTATION (4.5%)
   Trinity Industries ..........................    50,000     1,558
   Westinghouse Air Brake Technologies .........   110,000     2,230
                                                             -------
                                                               3,788
                                                             -------
TOTAL COMMON STOCK
   (Cost $47,614) ..............................              65,097
                                                             -------
FOREIGN STOCK (1.4%)
   Mettler Toledo International* ...............    24,000     1,150
                                                             -------
TOTAL FOREIGN STOCK
   (Cost $643) .................................               1,150
                                                             -------

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                 FMC STRATEGIC VALUE FUND

October 31, 2004

                                                                         Face
                                                                        Amount     Value
                                                                         (000)     (000)
-------------------------------------------------------------------------------------------
CORPORATE BONDS (0.5%)
   Mueller Industries
      6.000%, 11/01/14  ..............................................  $  425   $   418
                                                                                 -------
TOTAL CORPORATE BONDS
   (Cost $425) .......................................................               418
                                                                                 -------

U.S. TREASURY OBLIGATIONS (20.0%)
   U.S. Treasury Bills (A)
      1.900%, 03/03/05  ..............................................   3,495     3,472
      1.721%, 02/17/05  ..............................................   1,065     1,059
      1.693%, 02/03/05  ..............................................   4,261     4,240
      1.617%, 01/06/05  ..............................................   2,657     2,648
      1.558%, 12/02/04  ..............................................   5,285     5,277
                                                                                 -------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $16,702) ....................................................            16,696
                                                                                 -------
TOTAL INVESTMENTS (99.8%)
   (Cost $65,384) ....................................................            83,361
                                                                                 -------

OTHER ASSETS AND LIABILITIES (0.2%)
   Payable for Investment Securities Purchased .......................              (371)
   Investment Advisory Fees Payable ..................................               (70)
   Payable for Capital Shares Redeemed ...............................               (63)
   Administration Fees Payable .......................................               (11)
   Trustees' Fees Payable ............................................                (1)
   Other Assets and Liabilities, Net .................................               699
                                                                                 -------
TOTAL OTHER ASSETS AND LIABILITIES ...................................               183
                                                                                 -------
TOTAL NET ASSETS (100.0%) ............................................           $83,544
                                                                                 =======
NET ASSETS:
   Portfolio Shares (unlimited authorization -- no par value)
      based on 4,550,800 outstanding shares of beneficial interest ...           $60,777
   Undistributed net investment income ...............................               572
   Accumulated net realized gain on investments ......................             4,218
   Net unrealized appreciation on investments ........................            17,977
                                                                                 -------
TOTAL NET ASSETS .....................................................           $83,544
                                                                                 =======
   Net Asset Value, Offering and Redemption Price Per Share ..........            $18.36
                                                                                 =======

* NON-INCOME PRODUCING SECURITY.
(A) THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
CL -- CLASS

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)                           FMC STRATEGIC VALUE FUND

For the Year Ended October 31, 2004

---------------------------------------------------------------------------
Investment Income:
   Dividend Income (less foreign withholding taxes of $6) ....    $ 1,295
   Interest Income ...........................................        174
---------------------------------------------------------------------------
      Total Investment Income ................................      1,469
---------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ..................................        704
   Administration Fees .......................................        105
   Transfer Agent Fees .......................................         35
   Printing Fees .............................................         17
   Professional Fees .........................................         14
   Registration and Filing Fees ..............................         12
   Custodian Fees ............................................          5
   Trustees' Fees ............................................          2
   Insurance and Other Fees ..................................          3
---------------------------------------------------------------------------
      Total Expenses .........................................        897
---------------------------------------------------------------------------
      Net Investment Income ..................................        572
---------------------------------------------------------------------------
Net Realized Gain on Investments .............................      4,224
Net Change in Unrealized Appreciation on Investments .........      7,152
---------------------------------------------------------------------------
      Net Realized and Unrealized Gain on Investments ........     11,376
---------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations .........    $11,948
===========================================================================

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)                FMC STRATEGIC VALUE FUND

For the Years Ended October 31,

                                                                      2004       2003
----------------------------------------------------------------------------------------
Operations:
   Net Investment Gain (Loss) ..................................    $   572    $  (164)
   Net Realized Gain on Investments ............................      4,224        324
   Net Change in Unrealized Appreciation on Investments ........      7,152      9,685
----------------------------------------------------------------------------------------
      Net Increase in Net Assets Resulting from Operations .....     11,948      9,845
----------------------------------------------------------------------------------------
Distributions:
   Net Realized Gain ...........................................       (328)      (303)
----------------------------------------------------------------------------------------
      Total Distributions ......................................       (328)      (303)
----------------------------------------------------------------------------------------
Capital Share Transactions:
   Issued ......................................................     20,033     15,067
   In Lieu of Cash Distributions ...............................         20         16
   Redeemed ....................................................     (2,544)    (1,881)
----------------------------------------------------------------------------------------
      Net Increase from Capital Share Transactions .............     17,509     13,202
----------------------------------------------------------------------------------------
      Total Increase in Net Assets .............................     29,129     22,744
----------------------------------------------------------------------------------------
Net Assets:
   Beginning of Year ...........................................     54,415     31,671
----------------------------------------------------------------------------------------
   End of Year .................................................    $83,544    $54,415
========================================================================================
Undistributed Net Investment Income ............................    $   572    $    --
========================================================================================
Share Transactions:
   Issued ......................................................      1,159      1,144
   In Lieu of Cash Distributions ...............................          1          1
   Redeemed ....................................................       (146)      (140)
----------------------------------------------------------------------------------------
   Net Increase from Shares Issued .............................      1,014      1,005
========================================================================================

     Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                                    FMC STRATEGIC VALUE FUND

For a Share Outstanding Throughout Each Year

For the Years Ended October 31,

          Net                                                                                               Net
         Asset        Net       Realized and                 Dividends    Distributions       Total        Asset
         Value,    Investment    Unrealized        Total      from Net        from          Dividends      Value,
       Beginning     Income         Gain           from      Investment     Realized           and          End       Total
        of Year      (Loss)     on Securities   Operations     Income        Gains        Distributions   of Year   Return(1)
       ---------   ----------   -------------   ----------   ----------   -------------   -------------   -------   ---------
2004    $15.39      $ 0.14(2)      $2.92          $3.06       $   --        $(0.09)         $(0.09)      $18.36      19.96%
2003     12.51       (0.05)         3.05           3.00           --         (0.12)          (0.12)       15.39      24.15
2002     12.19       (0.02)         1.05           1.03           --         (0.71)          (0.71)       12.51       8.57
2001     12.26        0.07          1.76           1.83        (0.07)        (1.83)          (1.90)       12.19      16.91
2000     10.31        0.09          2.29           2.38        (0.08)        (0.35)          (0.43)       12.26      23.96

                                                     Ratio
                                    Ratio         of Expenses
          Net                       of Net         to Average
        Assets,      Ratio        Investment      Net Assets
          End     of Expenses   Income (Loss)      (Excluding      Portfolio
        of Year   to Average      to Average     Waivers and/or    Turnover
         (000)    Net Assets      Net Assets    Reimbursements)      Rate
       --------   -----------   -------------   ---------------   ---------
2004    $83,544      1.28%           0.81%           1.28%          18.94%
2003     54,415      1.30           (0.40)           1.34            6.68
2002     31,671      1.30           (0.19)           1.56            3.26
2001     18,157      1.30            0.55            2.31           29.75
2000     11,076      1.30            0.81            2.81           23.93

(1) Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares.

(2)  Per share  calculations  were performed  using average shares for the year.

     Amounts designated as "--" are either $0 or have been rounded to $0.




    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                           FMC STRATEGIC VALUE FUND

October 31, 2004

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 43 funds. The financial statements herein are those of the FMC Strategic Value Fund (the "Fund"). The financial statements of the remaining funds are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

      USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund is provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

      For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of

NOTES TO FINANCIAL STATEMENTS                           FMC STRATEGIC VALUE FUND

OCTOBER 31, 2004

      the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee Meeting be called. In addition, the Fund administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser if the Fund holds the relevant securities that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee Meeting should be called based on the information provided.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts or premiums during the respective holding period which is calculated using the effective interest method. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

      EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative net assets.

      DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid to shareholders quarterly. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, DISTRIBUTION AND TRANSFER AGENT AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund for an annual fee equal to the higher of $75,000 or 0.15% of the Fund's average daily net assets.

The Trust and Distributor are parties to a Distribution Agreement. The Distributor receives no fees for its distribution services under this agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Trust and First Manhattan Co. (the "Adviser") are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to 1.00% of the Fund's average daily net assets. The Adviser has, on a voluntary basis, agreed to waive its fee in order to limit the Fund's total operating expenses to a maximum of 1.30% of the Fund's average daily net assets. The Adviser reserves the right to terminate this arrangement at any time in its sole discretion.

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

NOTES TO FINANCIAL STATEMENTS                           FMC STRATEGIC VALUE FUND

October 31, 2004

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales and maturities, other than short-term investments, for the year ended October 31, 2004, were as follows (000):

Purchases
   U.S. Government ....................   $     --
   Other ..............................     22,039
Sales and Maturities
   U.S. Government ....................         --
   Other ..............................     10,510

7. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital. Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights. During the fiscal period ending October 31, 2004, there were no permanent book and tax adjustments made.

The tax character of dividends and distributions declared during the years ended October 31, 2003, and October 31, 2004, were as follows (000):

          ORDINARY    LONG-TERM
           INCOME    CAPITAL GAIN   TOTAL
          --------   ------------   -----
   2004     $ --         $ 328      $ 328
   2003       38           265        303

As of October 31, 2004, the components of Distributable Earnings were as follows
(000):

Undistributed Ordinary Income ...............   $    972
Undistributed Long-Term Capital Gains .......      3,818
Unrealized Appreciation .....................     17,977
                                                --------
Total Distributable Earnings ................   $ 22,767
                                                ========

For Federal income tax purposes, the cost of securities owned at October 31, 2004, and the net realized gains or losses on securities sold for the year then ended were not different from the amounts reported for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Fund at October 31, 2004, was as follows (000):

       FEDERAL                                    NET
         TAX     APPRECIATED   DEPRECIATED    UNREALIZED
        COST      SECURITIES    SECURITIES   APPRECIATION
      --------   -----------   -----------   ------------
      $ 65,384     $ 19,247     $ (1,270)      $ 17,977

8. OTHER:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Shareholders and Board of Trustees of
FMC Strategic Value Fund of
The Advisors' Inner Circle Fund:

We have audited the accompanying statement of net assets of FMC Strategic Value Fund (the "Fund"), one of the funds constituting The Advisors' Inner Circle Fund, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the two-year period ended October 31, 2001, were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial highlights in their report dated December 14, 2001.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of FMC Strategic Value Fund of The Advisors' Inner Circle Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP

Philadelphia, Pennsylvania
December 22, 2004

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

================================================================================

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-877-362-4099.The following chart lists Trustees and Officers as of November 16, 2004.

                                                                                           NUMBER OF
                                                                                          PORTFOLIOS
                                             TERM OF                                    IN THE ADVISORS'
       NAME,             POSITION(S)       OFFICE AND                                  INNER CIRCLE FUND
     ADDRESS,             HELD WITH         LENGTH OF      PRINCIPAL OCCUPATION(S)     OVERSEEN BY BOARD     OTHER DIRECTORSHIPS
      AGE(1)              THE TRUST       TIME SERVED(2)     DURING PAST 5 YEARS             MEMBER        HELD BY BOARD MEMBER(3)
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------

JOHN T.                   Trustee           Since 1993     Vice Chairman of                   43           Trustee of The Advisors'
COONEY                                                     Ameritrust Texas N.A.,                          Inner Circle Fund II,
77 yrs. old                                                1989-1992, and MTrust                           The MDL Funds and The
                                                           Corp., 1985-1989.                               Expedition Funds.
------------------------------------------------------------------------------------------------------------------------------------
ROBERT A.                 Trustee           Since 1993     Pennsylvania State                 43           Member and Treasurer,
PATTERSON                                                  University, Senior Vice                         Board of Trustees of
87 yrs. old                                                President, Treasurer                            Grove City College.
                                                           (Emeritus); Financial and                       Trustee of The Advisors'
                                                           Investment Consultant,                          Inner Circle Fund II, The
                                                           Professor of                                    MDL Funds and The
                                                           Transportation since                            Expedition Funds.
                                                           1984; Vice
                                                           President-Investments,
                                                           Treasurer, Senior Vice
                                                           President (Emeritus),
                                                           1982-1984. Director,
                                                           Pennsylvania Research
                                                           Corp.
------------------------------------------------------------------------------------------------------------------------------------
EUGENE B.                 Trustee           Since 1993     Private investor from              43           Trustee of The Advisors'
PETERS                                                     1987 to present. Vice                           Inner Circle Fund II, The
75 yrs. old                                                President and Chief                             MDL Funds and The
                                                           Financial Officer,                              Expedition Funds.
                                                           Western Company of North
                                                           America (petroleum
                                                           service company),
                                                           1980-1986. President of
                                                           Gene Peters and
                                                           Associates (import
                                                           company), 1978-1980.
                                                           President and Chief
                                                           Executive Officer of Jos.
                                                           Schlitz Brewing Company
                                                           before 1978.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M.                  Trustee           Since 1994     Attorney, solo                     43           Trustee of The Advisors'
STOREY                                                     practitioner since 1994.                        Inner Circle Fund II,
73 yrs. old                                                Partner, Dechert (law                           The MDL Funds, The
                                                           firm), September                                Expedition Funds, State
                                                           1987-December 1993.                             Street Research Funds,
                                                                                                           Massachusetts Health and
                                                                                                           Education Tax-Exempt
                                                                                                           Trust,SEI Asset
                                                                                                           Allocation Trust, SEI
                                                                                                           Daily Income Trust, SEI
                                                                                                           Index Funds, SEI
                                                                                                           Institutional
                                                                                                           International Trust, SEI
                                                                                                           Institutional Investments
                                                                                                           Trust, SEI Institutional
                                                                                                           Managed Trust, SEI Liquid
                                                                                                           Asset Trust and SEI Tax
                                                                                                           Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
  Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934
  (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

================================================================================

                                                                                           NUMBER OF
                                                                                          PORTFOLIOS
                                             TERM OF                                    IN THE ADVISORS'
       NAME,             POSITION(S)       OFFICE AND                                  INNER CIRCLE FUND
     ADDRESS,             HELD WITH         LENGTH OF      PRINCIPAL OCCUPATION(S)     OVERSEEN BY BOARD     OTHER DIRECTORSHIPS
      AGE(1)              THE TRUST       TIME SERVED(2)     DURING PAST 5 YEARS            MEMBER         HELD BY BOARD MEMBER(3)
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (continued)
-------------------------

GEORGE J.                 Trustee           Since 1999     Chief Executive Officer,           43           Trustee, State Street
SULLIVAN, JR.                                              Newfound Consultants,                           Navigator Securities
62 yrs. old                                                Inc. since April 1997.                          Lending Trust, since
                                                           General Partner, Teton                          1995. Trustee of The
                                                           Partners, L.P., June                            Advisors' Inner Circle
                                                           1991-December 1996; Chief                       Fund II, The MDL Funds,
                                                           Financial Officer, Nobel                        The Expedition Funds,
                                                           Partners, L.P., March                           SEI Asset Allocation
                                                           1991-December 1996;                             Trust, SEI Daily Income
                                                           Treasurer and Clerk, Peak                       Trust, SEI Index Funds,
                                                           Asset Management, Inc.,                         SEI Institutional
                                                           since 1991.                                     International Trust, SEI
                                                                                                           Institutional Investment
                                                                                                           Trust, SEI Institutional
                                                                                                           Managed Trust, SEI
                                                                                                           Liquid Asset Trust, SEI
                                                                                                           Tax Exempt Trust, SEI
                                                                                                           Absolute Return Master
                                                                                                           Fund, L.P., SEI
                                                                                                           Opportunity Master Fund,
                                                                                                           L.P., SEI Absolute
                                                                                                           Return Fund, L.P. and
                                                                                                           SEI Opportunity Fund,
                                                                                                           L.P.
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------

ROBERT A.                 Chairman          Since 1991     Currently performs                 43           Trustee of The Advisors'
NESHER                  of the Board                       various services on                             Inner Circle Fund II,
58 yrs. old             of Trustees                        behalf of SEI Investments                       Bishop Street Funds, The
                                                           for which Mr. Nesher is                         Expedition Funds, The
                                                           compensated. Executive                          MDL Funds, SEI Asset
                                                           Vice President of SEI                           Allocation Trust, SEI
                                                           Investments, 1986-1994.                         Daily Income Trust, SEI
                                                           Director and Executive                          Index Funds, SEI
                                                           Vice President of the                           Institutional
                                                           Administrator and the                           International Trust, SEI
                                                           Distributor, 1981-1994.                         Institutional
                                                                                                           Investments Trust, SEI
                                                                                                           Institutional Managed
                                                                                                           Trust, SEI Liquid Asset
                                                                                                           Trust, SEI Tax Exempt
                                                                                                           Trust, SEI Opportunity
                                                                                                           Master Fund, L.P., SEI
                                                                                                           Opportunity Fund, L.P.,
                                                                                                           SEI Absolute Return
                                                                                                           Master Fund, L.P., SEI
                                                                                                           Absolute Return Fund,
                                                                                                           L.P., SEI Global Master
                                                                                                           Fund, PLC, SEI Global
                                                                                                           Assets Fund, PLC, SEI
                                                                                                           Global Investments Fund,
                                                                                                           PLC and SEI Investments
                                                                                                           Global, Limited.
------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
  Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934
  (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

================================================================================

                                                                                           NUMBER OF
                                                                                          PORTFOLIOS
                                             TERM OF                                    IN THE ADVISORS'
       NAME,             POSITION(S)       OFFICE AND                                  INNER CIRCLE FUND   OTHER DIRECTORSHIPS
     ADDRESS,             HELD WITH         LENGTH OF      PRINCIPAL OCCUPATION(S)     OVERSEEN BY BOARD      HELD BY BOARD
      AGE(1)              THE TRUST       TIME SERVED(2)     DURING PAST 5 YEARS         MEMBER/OFFICER     MEMBER/OFFICER(3)
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS (continued)
-------------------------

WILLIAM M.                Trustee           Since 1992     Self-employed consultant           43           Director of SEI
DORAN                                                      since 2003. Partner,                            Investments Company and
1701 Market Street                                         Morgan, Lewis & Bockius                         SEI Investments
Philadelphia, PA                                           LLP (law firm), counsel                         Distribution Co.,
19013                                                      to the Trust, SEI                               Trustee of The Advisors'
64 yrs. old                                                Investments, the                                Inner Circle Fund II,
                                                           Administrator and the                           The MDL Funds, The
                                                           Distributor from                                Expedition Funds, SEI
                                                           1976-2003. Director of                          Asset Allocation Trust,
                                                           Distributor since 2003.                         SEI Daily Income Trust,
                                                           Director of SEI                                 SEI Index Funds, SEI
                                                           Investments since 1974 to                       Institutional
                                                           2003; Secretary of SEI                          International Trust, SEI
                                                           Investments since 1978.                         Institutional
                                                                                                           Investments Trust, SEI
                                                                                                           Institutional Managed
                                                                                                           Trust, SEI Liquid Asset
                                                                                                           Trust and SEI Tax Exempt
                                                                                                           Trust.
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS
--------
JAMES F.                 President          Since 2003     Senior Operations                  N/A                    N/A
VOLK, CPA                                                  Officer, SEI Investments,
42 yrs. old                                                Fund Accounting and
                                                           Administration since
                                                           1996; Assistant Chief
                                                           Accountant for the U.S.
                                                           Securities and Exchange
                                                           Commission from
                                                           1993-1996; Audit Manager,
                                                           Coopers & Lybrand LLP
                                                           from 1985-1993.
------------------------------------------------------------------------------------------------------------------------------------
PETER                    Controller         Since 2004     Director, SEI Investments,         N/A                    N/A
GOLDEN                   and Chief                         Fund Accounting and
40 yrs. old           Financial Officer                    Administration since June
                                                           2001. From March 2000 to
                                                           2001, Vice President of
                                                           Funds Administration for
                                                           J.P. Morgan Chase & Co.
                                                           From 1997 to 2000, Vice
                                                           President of Pension and
                                                           Mutual Fund Accounting
                                                           for Chase Manhattan Bank.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM E.                 Chief            Since 2004     Vice President and Assistant       N/A                    N/A
ZITELLI                  Compliance                        Secretary of SEI Investments
36 yrs. old               Officer                          Global Funds Services and
                                                           SEI Investments Distribution
                                                           Co. from 2000-2004; Vice
                                                           President, Merrill Lynch &
                                                           Co. Asset Management Group
                                                           from 1998-2000; Associate at
                                                           Pepper Hamilton LLP from
                                                           1997-1998.
------------------------------------------------------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
  Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934
  (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

================================================================================

                                                                                           NUMBER OF
                                                                                          PORTFOLIOS
                                             TERM OF                                    IN THE ADVISORS'
       NAME,             POSITION(S)       OFFICE AND                                  INNER CIRCLE FUND
     ADDRESS,             HELD WITH         LENGTH OF      PRINCIPAL OCCUPATION(S)        OVERSEEN BY      OTHER DIRECTORSHIPS
      AGE(1)              THE TRUST        TIME SERVED       DURING PAST 5 YEARS            OFFICER          HELD BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------

JAMES                   Vice President      Since 2004     Employed by SEI                    N/A                    N/A
NDIAYE                  and Secretary                      Investments Company since
36 yrs. old                                                2004. Vice President,
                                                           Deutsche Asset Management
                                                           from 2003-2004.
                                                           Associate, Morgan, Lewis
                                                           & Bockius LLP from
                                                           2000-2003. Counsel,
                                                           Assistant Vice President,
                                                           ING Variable Annuities
                                                           Group from 1999-2000.
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D.              Vice President      Since 2000     General Counsel, Vice              N/A                    N/A
BARTO                   and Assistant                      President and
36 yrs. old               Secretary                        Secretary of SEI
                                                           Investments Global
                                                           Funds Services since
                                                           1999; Associate,
                                                           Dechert (law firm)
                                                           from 1997-1999;
                                                           Associate, Richter,
                                                           Miller & Finn (law
                                                           firm) from 1994-1997.
------------------------------------------------------------------------------------------------------------------------------------
JOHN                    Vice President      Since 2002     Middle Office Compliance           N/A                    N/A
MUNERA                  and Assistant                      Officer at SEI
41 yrs. old               Secretary                        Investments since 2000;
                                                           Supervising Examiner at
                                                           Federal Reserve Bank of
                                                           Philadelphia from
                                                           1998-2000.
------------------------------------------------------------------------------------------------------------------------------------
PHILIP T.                    Vice           Since 2004     Employed by SEI                    N/A                    N/A
MASTERSON                 President                        Investments Company since
40 yrs. old             and Assistant                      2004; General Counsel,
                          Secretary                        CITCO Mutual Fund
                                                           Services from 2003-2004.
                                                           Vice President and
                                                           Associate Counsel from
                                                           2001-2003. Vice President
                                                           and Assistant Counsel,
                                                           Oppenheimer Funds from
                                                           1997-2001.
------------------------------------------------------------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

================================================================================

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of the Fund. The mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways.

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

   To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case -- because the return used is not the Fund's actual return -- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

--------------------------------------------------------------------------------
                           BEGINNING       ENDING                     EXPENSE
                            ACCOUNT        ACCOUNT       ANNUALIZED    PAID
                             VALUE          VALUE         EXPENSE     DURING
                            4/30/04        10/31/04       RATIOS      PERIOD*
--------------------------------------------------------------------------------
STRATEGIC VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN         $1,000.00      $1,069.90        1.27%       $6.61
HYPOTHETICAL 5% RETURN      1,000.00       1,018.75        1.27         6.44
--------------------------------------------------------------------------------
*Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

                             NOTICE TO SHAREHOLDERS
                                       OF
                            FMC STRATEGIC VALUE FUND
                                   (UNAUDITED)


For shareholders that do not have an October 31, 2004 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2004 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2004, the Fund is designating the following items with regard to distributions paid during the year.

                                                  DIVIDENDS
                                                QUALIFYING FOR
 LONG-TERM                                        CORPORATE
 (15%-RATE)       ORDINARY                        DIVIDENDS      QUALIFYING    FOREIGN
CAPITAL GAIN       INCOME           TOTAL         RECEIVABLE      DIVIDEND       TAX
DISTRIBUTION    DISTRIBUTIONS   DISTRIBUTIONS     DEDUCTION      INCOME (1)   CREDIT (2)
-------------   -------------   -------------   --------------   ----------   ----------
   100.00%          0.00%          100.00%           0.00%          0.00%        0.00%

(1) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions." It is the intention of the aforementioned Fund to designate the maximum amount permitted by the law.

(2) Foreign tax credit pass through represents the amount eligible for the foreign tax credit and is reflected as a percentage of "Ordinary Income Distributions."

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2004. Complete information will be computed and reported in conjunction with your 2004 Form 1099-DIV.

================================================================================

                            FMC STRATEGIC VALUE FUND
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009

                                    ADVISER:
                               FIRST MANHATTAN CO.
                               437 Madison Avenue
                               New York, NY 10022

                                  DISTRIBUTOR:
                        SEI INVESTMENTS DISTRIBUTION CO.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI INVESTMENTS GLOBAL FUNDS SERVICES
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           MORGAN, LEWIS & BOCKIUS LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20036

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                                    KPMG LLP
                               1601 Market Street
                             Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus. Investors should read the prospectus carefully before investing.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q (Quarterly Schedule of Portfolio Holdings) are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-877-FMC-4099 (1-877-362-4099); information on voted proxies is also available on the SEC's website on Form N-PX at http://www.sec.gov.

FMC-AR-001-0400

================================================================================

ITEM 2.  CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP related to the Trust

KPMG LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:


------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2004                                                   2003
------------------ ----------------------------------------------------- -----------------------------------------------------
                    All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                    services to the   services to       and services to   services to the   services to       and services to
                    Trust that were   service           service           Trust that were   service           service
                    pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                      were pre-         did not require                     were pre-         did not require
                                      approved          pre-approval                        approved          pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (a)     Audit          $317,500            N/A               N/A            $348,000             N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (b)     Audit-           N/A               N/A               N/A            $5,000(1)            N/A               N/A
         Related
         Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (c)     Tax              N/A               N/A               N/A               N/A               N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
 (d)     All              N/A               N/A               N/A               N/A               N/A               N/A
         Other
         Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------


    Notes:
       (1) Includes fees for: Security counts pursuant to Rule 17(f)(2) for the UA S&P 500 Fund.


    Fees billed by PricewaterhouseCoopers LLP (PwC) related to the Trust

    PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2004                                                   2003
------------------ ------------------------------------------------------ -----------------------------------------------------
                    All fees and      All fees and      All other fees     All fees and      All fees and      All other fees
                    services to the   services to       and services to    services to the   services to       and services to
                    Trust that were   service           service            Trust that were   service           service
                    pre-approved      affiliates that   affiliates that    pre-approved      affiliates that   affiliates that
                                      were pre-         did not require                      were pre-         did not require
                                      approved          pre-approval                         approved          pre-approval
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (a)     Audit          $251,280            N/A               N/A             $213,375             N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (b)     Audit-           $0             $10,780(1)         $8,500(2)            N/A            $5,045(1)            N/A
         Related
         Fees
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (c)     Tax              N/A               N/A               N/A                N/A               N/A               N/A
         Fees

------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------
 (d)     All              N/A               N/A               N/A                N/A               N/A               N/A
         Other
         Fees
------- ---------- ----------------- ----------------- ------------------ ----------------- ----------------- -----------------

Notes:
    (1) Includes fees for: Agreed upon procedures related to the requirement to perform an independent audit pursuant to Section 352 of the USA PATRIOT Act for SEI.
    (2) Includes fees for: Review of N-14 and N-1A Filings related to merger of the Independence Small Cap Fund and the John Hancock Small Cap Fund.

(e)(1)  Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (KPMG):

            -------------------------- ---------------- ----------------
                                             2004             2003
            -------------------------- ---------------- ----------------
             Audit-Related Fees               0%               0%

            -------------------------- ---------------- ----------------
             Tax Fees                         0%               0%

            -------------------------- ---------------- ----------------
             All Other Fees                   0%               0%

            -------------------------- ---------------- ----------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

         ---------------------------- ---------------- ----------------
                                            2004             2003
         ---------------------------- ---------------- ----------------
          Audit-Related Fees                44%               0%

         ---------------------------- ---------------- ----------------
          Tax Fees                           0%               0%

         ---------------------------- ---------------- ----------------
          All Other Fees                     0%               0%

         ---------------------------- ---------------- ----------------

(f)     Not applicable.

(g) The aggregate non-audit fees and services billed by KPMG LLP for the last two fiscal years were $0 and $0 for 2004 and 2003, respectively.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $19,280 and $5,045 for 2004 and 2003, respectively.

(h)     Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              The Advisors' Inner Circle Fund


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------
                                          James F. Volk
                                          President

Date: December 22, 2004





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                 /s/ James F. Volk
                                          -----------------
                                          James F. Volk
                                          President

Date: December 22, 2004


By (Signature and Title)*                 /s/ Peter J. Golden
                                          -------------------
                                          Peter J. Golden
                                          Controller & CFO

Date: December 22, 2004

* Print the name and title of each signing officer under his or her signature.